UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	May 1, 2019 to May 31, 2019

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466, 333-229815-01

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-107495, 333-130030, 333-144945, 333-169151, 333-206176, 333-181466-01, 333-229815

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Title of Class	☐	☐	☒	____________
Series 2012-7, Class A	☐	☐	☒	____________
Series 2012-7, Class B	☐	☐	☒	____________
Series 2015-1, Class A	☐	☐	☒	____________
Series 2015-1, Class B	☐	☐	☒	____________
Series 2015-4, Class A	☐	☐	☒	____________
Series 2015-4, Class B	☐	☐	☒	____________
Series 2016-2, Class A	☐	☐	☒	____________
Series 2016-2, Class B	☐	☐	☒	____________
Series 2016-2, Class C	☐	☐	☒	____________
Series 2016-3, Class A	☐	☐	☒	____________
Series 2016-3, Class B	☐	☐	☒	____________
Series 2017-1, Class A	☐	☐	☒	____________
Series 2017-1, Class B	☐	☐	☒	____________
Series 2017-1, Class C	☐	☐	☒	____________
Series 2017-2, Class A	☐	☐	☒	____________
Series 2017-2, Class B	☐	☐	☒	____________
Series 2017-2, Class C	☐	☐	☒	____________
Series 2018-1, Class A	☐	☐	☒	____________
Series 2018-1, Class B	☐	☐	☒	____________
Series 2018-1, Class C	☐	☐	☒	____________
Series 2018-2, Class A	☐	☐	☒	____________
Series 2018-2, Class B	☐	☐	☒	____________
Series 2018-2, Class C	☐	☐	☒	____________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, and 99.9. As described in the Current Report on Form 8-K filed by RFS Holding, L.L.C. on May 15, 2019, additional credit card accounts were designated as “Accounts”, and the receivables of which were transferred to the trust portfolio on May 10, 2019. The tables set forth in the attached Exhibit 99.10 summarize the trust portfolio by various criteria as of May 31, 2019 after giving effect to the addition of receivables.

Trust Performance
	May 2019	Apr 2019	Mar 2019	3-Month Avg
Gross Trust Yield	27.15%	25.23%	25.55%	25.98%
Gross Charge-Off Rate	5.99%	6.22%	6.30%	6.17%
Gross Charge-Off Rate Excluding Fraud	5.74%	5.97%	6.05%	5.92%
Net Charge Off excluding Fraud	4.91%	5.11%	5.24%	5.09%
Trust Excess Spread Percentage	16.79%	14.89%	15.11%	15.60%
Payment Rate	16.89%	14.78%	14.50%	15.39%

Delinquency Data
1-29 Days Delinquent	2.41%	2.50%	2.28%	2.40%
30-59 Days Delinquent	0.64%	0.71%	0.78%	0.71%
60-89 Days Delinquent	0.48%	0.60%	0.59%	0.56%
90-119 Days Delinquent	0.43%	0.48%	0.50%	0.47%
120-149 Days Delinquent	0.37%	0.44%	0.47%	0.43%
150-179 Days Delinquent	0.32%	0.40%	0.41%	0.38%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$9.4	$9.5	$9.6	$9.5

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period ending begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2018	2019
January	29	28
February	28	28
March	25	28
April	30	28
May	28	28
June	26	28
July	30	29
August	28	27
September	28	28
October	29	28
November	27	26
December	28	30

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period May 1, 2019 through May 31, 2019. The most recent Form ABS-15G filed by the Securitizer was filed on February 8, 2019. The CIK number of the Securitizer is 0001226006.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

[To be updated.]

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for June 17, 2019 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for June 17, 2019 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for June 17, 2019 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for June 17, 2019 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for June 17, 2019 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-1, for June 17, 2019 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-2, for June 17, 2019 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-1, for June 17, 2019 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-2, for June 17, 2019 Payment Date.
99.10	Composition of the Trust Portfolio.

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: June 17, 2019	By:	/s/ Andrew Lee
	Name:	Andrew Lee
	Title:	Vice President